Notes Payable (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Notes Payable Table
	2016	2015
Mark Bergson	$25,000	-
Lower Foods	348,259	-
Bank of Utah	-	280,102
	$373,2595	280,102

Table discloses the terms, interest rate, and balance

The following table discloses the terms, interest rate, and balance of these notes:

Lender	Principal Balance	Interest Rate	Loan Origination	Maturity Date	Collateral
Mark Bergson (1)	$25,000	25.00%	May 12, 2016	May 26, 2016(in default)	None
Lower Foods (2)	$350,000	6.00%	April 21,2016	April 21,2017 (in default)	Income on AR
Bank of Utah	$900,000	6.25%	June 25, 2008	July 1, 2018 (paid off March 2016)	Real Estate